Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2013
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2013	2012
Cost:
Product and distribution rights	$73,961	$73,438
Deferred charges in respect of loans and bonds from institutional investors	193	194
Other deferred costs	1,541	1,541

	75,695	75,173

Accumulated amortization and impairment charges:
Product and distribution rights	58,366	55,168
Deferred charges in respect of loans and bonds from institutional investors	187	179
Other deferred costs	1,535	1,518

	60,088	56,865

Amortized cost	$15,607	$18,308

b.	Amortization expenses related to product and distribution rights were $3,436, $867, $3,576 and $3,083 for the year ended March 31, 2013, the three months ended March 31, 2012, and the years ended December 31, 2011 and 2010, respectively.

c.	As of March 31, 2013, the estimated amortization expense of product and distribution rights for 2014 to 2018 is as follows: 2014—$3,382; 2015—$3,134; 2016—$3,007; 2017—$3,004; 2018—$2,330.

d.	The weighted-average amortization period for product rights is approximately 6 years.